Fair Value Measurements (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Apr. 04, 2009	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Fair value measurements (Textual) [Abstract]
Impairment charges on assets written down to fair value		$ 2.7	$ 2.8	$ 9.4
Carrying amounts of goodwill		759.3	940.8	950.8
Goodwill non-cash impairment charge	820
Carrying value of indefinite-lived assets		18	18
Nonrecurring [Member]
Fair value measurements (Textual) [Abstract]
Long-lived assets Carrying value		4.4	3.4	27.2
Impairment charges on assets written down to fair value		3.1	1.0	17.7
Long-lived assets, fair value		1.3	2.4	9.5
Carrying amounts of goodwill	1,210.0
Goodwill implied fair value	415
Goodwill non-cash impairment charge	820
Carrying value of indefinite-lived assets	30
Indefinite-lived assets implied fair value	18
Indefinite-lived assets non-cash impairment charge	12
Fair Value Level 2 [Member] | Nonrecurring [Member]
Fair value measurements (Textual) [Abstract]
Long-lived assets, fair value		1.1	2.4	6.5
Fair Value Level 3 [Member] | Nonrecurring [Member]
Fair value measurements (Textual) [Abstract]
Long-lived assets, fair value		$ 0.2		$ 3.0